Intangible Assets Reported in Continuing Operations (Detail) (USD $)	Jun. 29, 2013	Jun. 30, 2012
Intangible Assets by Major Class [Line Items]
Gross	$ 239,000,000	$ 234,000,000
Accumulated Amortization	162,000,000	146,000,000
Net Book Value	77,000,000	88,000,000
Trademarks and brand names not subject to amortization	44,000,000	44,000,000
Net book value of intangible assets	121,000,000	132,000,000
Trademarks
Intangible Assets by Major Class [Line Items]
Gross	31,000,000	31,000,000
Accumulated Amortization	4,000,000	2,000,000
Net Book Value	27,000,000	29,000,000
Customer Relationships
Intangible Assets by Major Class [Line Items]
Gross	72,000,000	72,000,000
Accumulated Amortization	46,000,000	44,000,000
Net Book Value	26,000,000	28,000,000
Computer Software
Intangible Assets by Major Class [Line Items]
Gross	133,000,000	128,000,000
Accumulated Amortization	112,000,000	100,000,000
Net Book Value	21,000,000	28,000,000
Other Contractual Agreements
Intangible Assets by Major Class [Line Items]
Gross	3,000,000	3,000,000
Accumulated Amortization	0	0
Net Book Value	$ 3,000,000	$ 3,000,000